Average Annual Total Returns - Global X Funds			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Cboe S&P 500 BuyWrite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	Cboe S&P 500 BuyWrite Index3(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1],[2]		20.12%	7.50%	7.60%
Global X S&P 500 Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	·Return before taxes
Average Annual Return, Percent	[1]		19.23%	6.72%	7.14%
Global X S&P 500 Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[3]	·Return after taxes on distributions2
Average Annual Return, Percent	[1],[3]		13.66%	4.32%	5.25%
Global X S&P 500 Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[3]	·Return after taxes on distributions and sale of Fund Shares2
Average Annual Return, Percent	[1],[3]		11.14%	4.10%	4.79%

[1]	Performance shown for periods prior to December 24, 2018, reflects that of the Predecessor Fund.
[2]	Performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the Cboe S&P500® 2% OTM BuyWrite Index through August 20, 2020, and the Cboe S&P 500 BuyWrite Index thereafter.
[3]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).